Aggregate Notional Amounts and Fair Values of Freestanding Derivative Instruments (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Fair value, Assets		$ 32,993	$ 15,064
Gross Fair value, Liabilities		(15,416)	(7,956)
Over the Counter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[1]	1,480,324	1,088,207
Gross Fair value, Assets		27,147	8,553
Gross Fair value, Liabilities		(14,073)	(7,112)
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[1]	502,000	508,000
Gross Fair value, Assets		5,846	6,511
Gross Fair value, Liabilities		(1,343)	(844)
Futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[1]	165,112	$ 494,534
TRS [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[1]	$ 23,000

[1]	Notional amounts are presented on a gross basis.